Leases - Summary of detailed Information About Carrying Amounts of Right-of-use Assets Recognized and Movements During Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 342,141	$ 48,164	¥ 344,814	$ 48,541
Addition	32,084	4,517	49,735	7,001
Depreciation expenses	(46,071)	(6,486)	(43,129)	(6,071)
Disposal of subsidiary	(22,782)	(3,207)
Disposal	(5,564)	(783)	(3,256)	(458)
Termination	(1,382)	(195)	(6,187)	(871)
Translation difference	19	3	164	22
Ending balance	298,445	$ 42,013	342,141	$ 48,164
Leasehold land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	289,065		304,645
Addition	0		0
Depreciation expenses	(12,282)		(12,324)
Disposal of subsidiary	(22,782)
Disposal	(5,564)		(3,256)
Termination	0		0
Translation difference	0		0
Ending balance	248,437		289,065
Building and office space [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	52,739		40,118
Addition	31,082		49,421
Depreciation expenses	(33,671)		(30,772)
Disposal of subsidiary	0
Disposal	0		0
Termination	(1,382)		(6,187)
Translation difference	18		159
Ending balance	48,786		52,739
Office Furniture, Fittings and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	42		51
Addition	0		0
Depreciation expenses	(7)		(14)
Disposal of subsidiary	0
Disposal	0		0
Termination	0		0
Translation difference	1		5
Ending balance	36		42
Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	295		0
Addition	1,002		314
Depreciation expenses	(111)		(19)
Disposal of subsidiary	0
Disposal	0		0
Termination	0		0
Translation difference	0		0
Ending balance	¥ 1,186		¥ 295